Financial liabilities at amortized cost – payables to credit card network (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Liabilities At Amortized Cost Payables To Credit Card Network
Fair value	$ 1,052	$ 90,761
Average remuneration rate	0.20%	0.34%